Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense Differences

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows.

	Year ended March 31,
	2013	2012	2011
(Loss) income before income taxes
Domestic	$(14,139)	$43,098	$113,971
Foreign	(49,334)	(5,138)	(9,813)

	$(63,473)	$37,960	$104,158
Combined tax rate	25.00%	26.13%	27.89%

Expected income tax (recovery) expense	(15,868)	9,919	29,050
Adjustments
Non-deductible, non-taxable items	2,138	3,880	2,886
Impairment of goodwill	8,543	—	—
Variation in foreign tax rates	275	1,232	830
Deferred income tax rate differences	305	391	464
Change in valuation allowance	1,296	(1,119)	3,107
Investment tax credits—current year	(5,471)	(5,542)	(4,285)
Investment tax credits—prior years	(172)	(3,758)	—
Other	(24)	1,913	3,260

Income tax (recovery) expense	$(8,978)	$6,916	$35,312

Schedule Of Tax Effects Of Temporary Differences

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below.

	March 31, 2013	March 31, 2012
Deferred income tax assets
Inventory	$—	$124
Non-capital losses	4,417	—
Foreign non-capital losses	5,430	4,133
Allowance for doubtful receivables	76	—
Derivative contracts	241	181
Deferred revenue	30,493	31,462
Accrued restructuring obligation	1,804	1,965
Accrued warranty obligation	5,038	4,448
Other	1,657	581
Valuation allowance	(5,832)	(4,536)

	43,324	38,358
Deferred income tax liabilities
Inventory	96	—
Intangible assets	4,970	6,827
Property and equipment	572	335
Long-term debt	1,570	2,225
Investment tax credits	3,552	2,969
Deferred financing fees	425	966

	11,185	13,322

Net deferred income tax asset	$32,139	$25,036

Deferred income tax asset—current	$16,056	$14,026
Deferred income tax asset—long-term	22,321	19,897
Deferred income tax liability—long-term	(6,238)	(8,887)

	$32,139	$25,036